Taxes on Income - Geography (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Taxes on Income
Increase in valuation allowances	$ (18)
Release of valuation allowance to offset to portion of transition tax incurred as a result of the Act	46
Valuation allowance change due to unusable losses	15
Federal
Taxes on Income
Net operating carryforwards	327
State
Taxes on Income
Net operating carryforwards	42
Foreign..
Taxes on Income
Amount of decrease to valuation allowance due to change in U.K. law	6
Rexam
Taxes on Income
Increase in valuation allowances	$ 19